Transactions with Related Parties and Parties-in-Interest (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 150,820	$ 179,532
EFSC common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, purchased, number of shares (in shares)	5,366	4,020
Investment sold, number of shares (in shares)	5,185	20,240
Number of units (in shares)	158,207	302,920